Accounts and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Components of Accounts and Other Receivables
Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2025	2024
Trade receivables	$335.3	$321.2
Income taxes receivable	37.7	34.4
Other receivables	25.2	19.0
Provision for doubtful trade receivables	(6.4)	(8.5)
Total	$391.8	$366.1

Provision for Doubtful Trade Debts
The following are changes in the provision for doubtful trade receivables:

	31 March
(Millions of US dollars)	2025	2024	2023
Balance at beginning of period	$8.5	$2.6	$3.4
Adjustment to provision	(0.7)	6.2	(0.6)
Write-offs, net of recoveries	(1.4)	(0.3)	(0.2)
Balance at end of period	$6.4	$8.5	$2.6